Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 211	€ 202
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	211	202
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	54	47
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 157	€ 155